PROVISION FOR JUDICIAL LIABILITIES - Provision for possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 10,478,002	R$ 10,779,908
Fair value adjustment of probable contingencies	2,677,970
Taxes
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	7,145,147	7,504,398
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	263,971	279,934
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 3,068,884	R$ 2,995,576